FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2020 USD ($) instrument	Mar. 31, 2020 USD ($) instrument	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Feb. 29, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount			$ 550,000
Derivative instruments payable			0		$ 5,700
Debt issuance costs, gross			22,800		24,300
Interest rate swap 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount			150,000			$ 150,000
DNB fixed rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivatives entered into | instrument		3
Derivative, notional amount		$ 250,000
Nordea fixed rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivatives entered into | instrument	2
Derivative, notional amount	$ 150,000
Interest rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments receivable			39,400		$ 9,700
Gain/(loss) on derivative			$ 33,800	$ (11,000)